BONDS AND NOTES ISSUED (Details Textual) S/ in Millions, $ in Millions		1 Months Ended			60 Months Ended
	Apr. 24, 2022	Sep. 16, 2021	Nov. 30, 2019	Nov. 30, 2016	Sep. 15, 2021	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Treasury of the United States of America's plus 20 basis points
Derivatives [member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value						S/ 71.7	$ 22.0
Consolidated income [Member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value						16.1	5.5
Cash flow hedges [member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value						S/ 1,011.9	$ 300.0	S/ 972.3	$ 300.0
Floating interest rate [member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis		Libor 3 month plus 770.8 basis points
Subordinated bonds - BCP One [Member] | Subsequent Events [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	floating interest rate of Libor 3 month plus 704.3 basis points				American Treasury plus 50 basis points
Junior Subordinated bonds - BCP [Member] | Subsequent Events [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			variable rate Libor 3 month plus 816.7 basis points
Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Libor 3 month plus 2.79 basis points
Interest rate swap contract [member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value								S/ 7,915.9	$ 2,442.4